Going Concern (Details Textual) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income (Loss) Attributable To Parent	$ 6,074,037	$ (116,309)	$ 15,927,426	$ 12,332,236	$ 19,169,454	$ 23,280,950	$ 19,569,337
Working Capital Deficit	9,114,226		9,114,226			13,693,267
Stockholders' Equity Attributable To Parent	7,297,593		7,297,593		1,744,667	12,971,212	1,744,667	1,180,593
Net Cash Provided by (Used In) Operating Activities			$ 286,825	$ (4,075,448)		$ (5,801,761)	$ (3,795,477)